OTHER INCOME/(EXPENSE), NET (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of Other Income and Expense [Abstract]
Schedule of Total Other Income / (Expense)
The following table summarizes the total other income/(expense), net:

	Three months ended September 30,		Nine months ended September 30,
(Dollars in thousands)	2025	2024	2025	2024
Foreign currency exchange loss, net	$(128)	$(61,816)	$(165,395)	$(1,111)
Other income, net	482	160	3,031	1,570
Total other income/(expense), net	$354	$(61,656)	$(162,364)	$459